Medical Costs and Medical Costs Payable	12 Months Ended
Dec. 31, 2010
Medical Costs and Medical Costs Payable
Medical Costs and Medical Costs Payable

7. Medical Costs and Medical Costs Payable

Medical costs and medical costs payable include estimates of the Company's obligations for medical care services that have been rendered on behalf of insured consumers, but for which claims have either not yet been received or processed, and for liabilities for physician, hospital and other medical cost disputes. The Company develops estimates for medical costs incurred but not reported using an actuarial process that is consistently applied, centrally controlled and automated. The actuarial models consider factors such as time from date of service to claim receipt, claim backlogs, care provider contract rate changes, medical care consumption and other medical cost trends. The Company estimates liabilities for physician, hospital and other medical cost disputes based upon an analysis of potential outcomes, assuming a combination of litigation and settlement strategies. Each period, the Company re-examines previously established medical costs payable estimates based on actual claim submissions and other changes in facts and circumstances. As the medical costs payable estimates recorded in prior periods develop, the Company adjusts the amount of the estimates and includes the changes in estimates in medical costs in the period in which the change is identified.

For the year ended December 31, 2010, there was $800 million of net favorable medical cost development related to prior fiscal years. The favorable development in 2010 was primarily driven by lower than expected health system utilization levels; more efficient claims handling and processing, which results in higher completion factors; a reduction in reserves needed for disputed claims from care providers; and favorable resolution of certain state-based assessments.

None of the factors discussed above were individually material to the net favorable medical cost development for the years ended 2009 and 2008.

The following table shows the components of the change in medical costs payable for the years ended December 31:

(in millions)	2010	2009	2008
Medical costs payable, beginning of period	$9,362	$8,664	$8,331
Acquisitions	0	252	331
Reported medical costs:
Current year	69,641	65,599	60,589
Prior years	(800)	(310)	(230)

Total reported medical costs	68,841	65,289	60,359

Claim payments:
Payments for current year	(60,949)	(57,109)	(52,872)
Payments for prior year	(8,034)	(7,734)	(7,485)

Total claim payments	(68,983)	(64,843)	(60,357)

Medical costs payable, end of period	$9,220	$9,362	$8,664